MAXIS Nikkei 225 Index Fund (Prospectus Summary) | MAXIS Nikkei 225 Index Fund
MAXIS ® Nikkei 225 Index Fund
Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Nikkei Stock Average, commonly called the ‘‘Nikkei 225’’ (the ‘‘Underlying Index’’).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (‘‘Shares’’). Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the ‘‘Secondary Market’’) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		MAXIS Nikkei 225 Index Fund
Management Fee		0.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.05%
Total Annual Fund Operating Expenses		0.55%
Fee Waiver and/or Expense Reimbursement	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.50%
[1]	Precidian Funds LLC (the ‘"Advisor") has contractually agreed to reduce its management fees and to reimburse other expenses to the extent ‘"Total Annual Fund Operating Expenses" (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act), as a percentage of average daily net assets, exceed 0.50% for the Fund through July 30, 2016. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| | MAXIS Nikkei 225 Index Fund | USD ($)	51	171	302	684

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets in the securities in its Underlying Index or in depositary receipts representing securities in its Underlying Index (‘‘DRs’’).

The Nikkei 225, which is published by Nikkei Inc. (the ‘‘Index Provider’’), measures the performance of 225 highly liquid stocks traded on the large cap or ‘‘first’’ section of the Tokyo Stock Exchange. The components of the Underlying Index are given an equal weighting based on a par value of 50 Japanese Yen per share, whereby the prices of stocks with other par values are adjusted to also reflect a par value of 50 Japanese Yen per share. As of June 30, 2015, the Underlying Index’s three largest sectors were consumer discretionary, industrials and information technology. As of June 30, 2015, the Underlying Index, which is considered diversified, was comprised of component securities with market capitalizations greater than 33.5 billion Yen (Unitika Ltd) that have a daily average traded volume of at least 7,730 shares per day (Sky Perfect JSAT Holdings) over the past three months. The total market capitalization of the Underlying Index as of June 30, 2015 was in excess of 372 trillion Yen.

Indexing Investment Approach. The Fund is not managed according to traditional methods of ‘‘active’’ investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a ‘‘passive’’ or indexing investment approach, attempts to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index and may, from time to time, engage in a representative sampling strategy.

Principal Risks of Investing in the Fund

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (‘‘NAV’’), trading price, yield, total return and ability to meet its investment objective.

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected in the market more quickly than the Underlying Index, which will reconstitute its component securities only on an annual basis and will rebalance intermittently individual index component securities for corporate actions under the Index Provider’s methodology.

Index Tracking Risk. Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Risks of Investing in Japan. The Underlying Index is comprised of securities of companies that are traded on the Tokyo Stock Exchange and domiciled in Japan. The risks of investing in the Japanese market include risks of natural disasters, lack of natural resources, reliance on trading partners (including the United States and Asian and European economies), national security, unpredictable political climate, large government debt, currency fluctuation and an aging labor force. The realization of such risks could have a negative impact on the value of securities of Japanese companies.

Nikkei 225 Sector Concentration Risk. The three largest sector concentrations of the Underlying Index are the consumer discretionary, industrials and information technology sectors. Consumer product companies are affected by interest rates, exchange rates, competition, and consumer confidence and preferences. Manufacturing companies may face supply and demand constraints and product obsolescence issues and can experience losses due to government regulations, environmental damage and product liability claims, and changes in exchange rates and commodity prices. Information technology companies are subject to risks of limited financing, competition, technological obsolescence and patent rights or regulatory approval delays.

Currency Risk. Because the Fund’s NAV is determined in U.S. Dollars, the Fund’s NAV could decline if the Japanese Yen depreciates against the U.S. Dollar.

Risk of Investing in Depositary Receipts. The Fund may invest in DRs, including certain unsponsored DRs. Both sponsored and unsponsored DRs involve risk not experienced when investing directly in the equity securities of an issuer. This includes the fact that the issuers of the securities underlying unsponsored DRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts.

Valuation Risk. Since the component securities of the Underlying Index principally trade on the Tokyo Stock Exchange, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares on the NYSE Arca.

Concentration Risk. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes, such as fixed-income securities.

Exchange-Traded Fund Risk. The Fund’s Shares may trade at a premium or discount to their NAV. Also, an active market for the Fund’s Shares may not develop and market trading may be halted if trading in one or more of the Fund’s underlying securities is halted.

Performance

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of the Nikkei 225 Index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund’s website at www.precidianfunds.com .

For the period shown in the bar chart above:
Best Quarter	(March 31, 2012):	11.89%
Worst Quarter	(June 30, 2012):	-7.49%
The year-to-date return as of the quarter ended June 30, 2015 is 14.06%.
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns - -	Label	One Year		Since Inception of Fund		Inception Date of Fund
MAXIS Nikkei 225 Index Fund	Before Taxes - MAXIS Nikkei 225 Index Fund	(4.83%)		5.67%		Jul. 08, 2011
MAXIS Nikkei 225 Index Fund | After Taxes on Distributions	After Taxes on Distributions - MAXIS Nikkei 225 Index Fund	(4.95%)		5.48%
MAXIS Nikkei 225 Index Fund | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Shares - MAXIS Nikkei 225 Index Fund	(2.38%)		4.53%
MAXIS Nikkei 225 Index Fund Nikkei 225 Index	Nikkei 225 Index	(4.54%)	[1]	5.92%	[1]
[1]	Reflects no deduction for fees, expenses or taxes.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Shares.